Finance Receivables - Schedule of Components of Installment Finance Receivables At Fair Value (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Unpaid principal balance of finance receivables - accrual		$ 307,059
Unpaid principal balance of finance receivables - non-accrual		25,185
Unpaid principal balance of finance receivables		332,244
Finance receivables at fair value - accrual		369,576
Finance receivables at fair value - non-accrual		3,677
Finance receivables at fair value, excluding accrued interest and fees receivable		373,253
Accrued interest and fees receivable		10,637
Finance receivables at fair value	[1]	383,890	$ 0
Difference between unpaid principal balance and fair value		$ 41,009

[1]	(1) Includes amounts in consolidated variable interest entities ("VIEs") presented separately in the table below.